Trade Payables	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Trade Payables
10.	Trade Payables
Trade payables are summarized as follows:

	December 31
	2018	2017
	(Millions of yen)
Notes	68,140	81,002
Accounts	284,349	299,652

	352,489	380,654